Unaudited condensed consolidated interim balance sheet - GBP (£) £ in Millions		Jun. 30, 2024	Dec. 31, 2023
Intangible assets:
Goodwill		£ 8,345	£ 8,389
Other intangibles		793	850
Property, plant and equipment		835	828
Right-of-use assets		1,312	1,382
Interests in associates		251	287
Other investments		312	333
Deferred tax assets		340	324
Corporate income tax recoverable		50	77
Trade and other receivables		200	209
Non-current assets		12,438	12,679
Current assets
Corporate income tax recoverable		146	115
Trade and other receivables		7,982	8,460
Accrued income		3,119	3,151
Cash and short-term deposits		2,128	2,218
Current assets		13,375	13,944
Current liabilities
Trade and other payables		(11,912)	(13,323)
Deferred income		(1,271)	(1,319)
Corporate income tax payable		(264)	(370)
Lease liabilities		(263)	(292)
Bank overdrafts and bonds		(1,201)	(946)
Provisions for liabilities and charges	[1]	(77)	(55)
Current liabilities		(14,988)	(16,305)
Net current liabilities		(1,613)	(2,361)
Total assets less current liabilities		10,825	10,318
Non-current liabilities
Bonds		(4,298)	(3,775)
Trade and other payables		(228)	(283)
Deferred tax liabilities		(184)	(179)
Employee benefit obligations		(134)	(136)
Provisions for liabilities and charges	[1]	(243)	(250)
Lease liabilities		(1,780)	(1,862)
Non-current liabilities		(6,867)	(6,485)
Net assets		3,958	3,833
Equity
Called-up share capital		114	114
Share premium account		577	577
Other reserves		138	187
Own shares		(940)	(990)
Retained earnings		3,608	3,488
Equity shareholders’ funds		3,497	3,376
Non-controlling interests		461	457
Total equity		£ 3,958	£ 3,833

[1]	Current provisions for liabilities and charges were previously presented within Non-current provisions for liabilities and charges.